DOCUMENT>
N-CSR
<SEQUENCE>1
<FILENAME>BBHCOMSETIINCSR.txt
BBH Common Settlement Fund II, Inc. 12-31-03 NCSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-10421

Name of Fund:  BBH Common Settlement Fund II, Inc.

Fund Address:  40 Water Street
               	Boston, MA  02109-3661

Name and address of agent for service:
	Michael D. Martins, Principal Financial Officer,
	BBH Common Settlement Fund II, Inc., 40 Water Street, Boston, MA, 02109 Mailing address: 140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code:  (800) 625-5759

Date of fiscal year end: 06/30/04

Date of reporting period: 07/01/03 - 12/31/03

Item 1 - Attach shareholder report

                          BBH COMMON SETTLEMENT II FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2003
				  (unaudited)


ASSETS:
   Investment in BBH U.S. Money Market Portfolio
   (the "Portfolio"), at value                 				        $ 383,808,542
                                                                                 -------------
LIABILITIES:
   Payables for:
    Dividends declared                                                                327,701
    Expense payment fee                                                                19,298
                                                                                 -------------
      Total Liabilities                                                                346,999
                                                                                  -------------
NET ASSETS, for 383,461,543 fund shares outstanding                              $ 383,461,543
                                                                                 =============
Net Assets Consist of:
   Paid-in capital                                                               $ 383,461,543
                                                                                 =============

NET ASSET VALUE AND OFFERING PRICE PER SHARE                                             $1.00
                                                                                         =====

                             STATEMENT OF OPERATIONS
                 FOR THE SIX MONTHS ENDED DECEMBER 31, 2003
				(unaudited)


INVESTMENT INCOME:
   Interest income allocated from Portfolio                                      $   2,136,858
                                                                                 -------------
EXPENSES:
   Expense payment fee                                                                 344,709
                                                                                 -------------
NET INVESTMENT INCOME                                                            $   1,792,149
                                                                                 =============



   The accompanying notes are an integral part of these financial statements.

                          BBH COMMON SETTLEMENT II FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                FOR THE SIX
                                                           	 		MONTHS ENDED         	FOR THE
                                                                                DECEMBER 31,          YEAR ENDED
                                                                                2003 (unaudited)      JUNE 30, 2003
                                                                              -----------------       -------------
DECREASE IN NET ASSETS:
   From Operations:
     Net investment income                                                      $   1,792,149        $    5,239,637
   Dividends declared from net investment income                                   (1,792,149)           (5,239,637)

   From Fund Share (Principal) Transactions at Net Asset Value
     of $1.00 per share:
      Fund shares sold                                                            495,606,285          1,598,042,394
      Fund shares issued in reinvestment of dividends                               1,559,402              5,436,831
      Fund shares repurchased                                                    (503,885,462)        (1,604,065,897)
                                                                                -------------          ---------------
   Net decrease in net assets resulting from fund share
     transactions                                                                  (6,719,775)              (586,672)

NET ASSETS:
   Beginning of year                                                               390,181,318           390,767,990
                                                                                 -------------        ---------------
   End of period		                                               		  $ 383,461,543        $  390,181,318
                                                                                 =============       ===============



   The accompanying notes are an integral part of these financial statements.

                          BBH COMMON SETTLEMENT II FUND
                              FINANCIAL HIGHLIGHTS
                 SELECTED PER SHARE DATA AND RATIOS FOR A SHARE
                       OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                   			 FOR THE PERIOD FROM
  	                                              FOR THE SIX                                       		JUNE 18, 2001
                                                     MONTHS ENDED  	    FOR THE               FOR THE                (COMMENCEMENT
                                       DECEMBER 31,  	   YEAR ENDED             YEAR ENDED             OF OPERATIONS) TO
                                   2003 (unaudited)  	  JUNE 30, 2003          JUNE 30, 2002             JUNE 30, 2001
                            -----------------	 -----------------      -------------          -------------------
Net asset value, beginning of period                  	$        1.00	$         1.00          $    1.00               $         1.00

Income from investment operations:
   Net investment income                             		 0.00(1)	  0.01               0.02                         0.00 (1)

Dividends to shareholders from net
   investment income                                 	       (0.00)(1)	 (0.01)             (0.02)                        0.00 (1)
                                   -----------------  -----------------      -------------          -------------------
Net asset value, end of period   	$         1.00 	$         1.00          $    1.00               $         1.00
               =================  =================      =============          ===================

Total return  							0.47%             1.39%              2.44%                        0.14%

Ratios/Supplemental data (2):
   Net assets, end of period (000's omitted)  	 $     383,462   $      390,181           $390,768                         $100
   Ratio of expenses to average net assets (3) 0.18%(4)        0.18%             0.18%                        0.18% (4)
   Ratio of net investment income to
     average net assets (3)      	0.94%(4)        1.38%             2.25%                        4.44% (4)

----------
(1)  Less than $0.01 per share.

(2) Ratios include the Fund's share of Portfolio income, expenses paid by the Portfolio and the expense offset arrangement, as appropriate.

(3) Had the expense payment agreement, which commenced on June 18, 2001, not been in place, the ratio of expenses to average net assets and the ratio of net investment income would have been as follows:

     Ratio of expenses to average net assets  0.19%(4)     0.20%        0.19%                0.18% (4)
     Ratio of net investment income to average net assets  0.93%(4)   1.36%     2.24%   4.44% (4)

(4)  Annualized

   The accompanying notes are an integral part of these financial statements.

                            BBH COMMON SETTLEMENT II FUND
                            NOTES TO FINANCIAL STATEMENTS
				December 31, 2003
				 (unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES.
     BBH Common Settlement II Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, which was organized as a corporation under the laws of the State of Maryland on May 10, 2001. The Fund commenced operations on June 18, 2001.

     The Fund invests all of its investable assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investments reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 14% at December 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

          A. VALUATION OF INVESTMENTS. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

          B. INVESTMENT INCOME AND EXPENSES. The Fund records its share of the Portfolio's income and expenses each day. In addition, the Fund accrues its own expenses.

          C. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

          D. DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income are declared daily and paid monthly to shareholders.

2.   TRANSACTIONS WITH AFFILIATES.

     ADMINISTRATIVE FEES. The Fund has an administration agreement with Brown Brothers Harriman Trust Company, LLC. ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.03% of the Fund's average daily net assets. BBHTC has a subadministration services agreement with Federated Services Company ("FSC") for which FSC receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC.

     EXPENSE PAYMENT FEE. BBHTC pays all ordinary expenses of the Fund, including its pro-rata share of expenses allocated from the Portfolio, and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.18% of the Fund's average net assets. For the six months ended December 31, 2003, BBHTC incurred $370,901 in expenses on behalf of the Fund, including administrative fees of $57,451 paid to BBHTC. The Fund's expense payment fee agreement will terminate on December 31, 2004.

BBH U.S. MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
(EXPRESSED IN U.S. DOLLARS)

                                                                                   ANNUALIZED
                                                                                    YIELD ON
   PRINCIPAL                                                           MATURITY     DATE OF
    AMOUNT                                                               DATE       PURCHASE          VALUE
    ------                                                               ----       --------          -----
                  BANK NOTES (5.0%)
$    45,000,000   Canadian Imperial Bank of Commerce*                  01/08/04        1.136%    $    45,003,864
     30,000,000   Royal Bank of Canada*                                01/27/04        1.066          29,993,269
     63,000,000   Wells Fargo Bank NA*                                 01/26/04        1.081          63,000,000
                                                                                                 ---------------
                  TOTAL BANK NOTES                                                                   137,997,133
                                                                                                 ---------------
                  CERTIFICATES OF DEPOSIT (12.4%)
     30,000,000   ABN Amro Bank NV                                     08/27/04        1.380          30,035,066
     25,000,000   ABN Amro Bank NV                                     10/29/04        1.370          24,997,928
     50,000,000   Bank of Montreal                                     03/11/04        1.070          50,000,000
     50,000,000   BNP Paribas                                          01/15/04        1.070          50,000,000
     25,000,000   BNP Paribas                                          09/22/04        1.230          25,000,000
     25,000,000   Deutsche Bank AG                                     12/03/04        1.510          25,000,000
     50,000,000   HSBC Bank USA                                        01/09/04        1.400          50,000,000
     25,000,000   Rabobank Nederland NV                                10/29/04        1.360          25,000,000
     40,000,000   Royal Bank of Scotland                               01/08/04        1.080          40,000,033
     25,000,000   Wells Fargo Bank NA                                  01/09/04        1.070          25,000,000
                                                                                                 ---------------
                  TOTAL CERTIFICATES OF DEPOSIT                                                      345,033,027
                                                                                                 ---------------
                  COMMERCIAL PAPER (42.1%)
     50,000,000   American Express Credit Corp.                        01/15/04        1.060          49,980,861
     25,000,000   Bear Stearns & Co., Inc.                             02/17/04        1.070          24,965,820
     15,000,000   Citigroup Global Market Holdings, Inc.               01/12/04        1.080          14,995,500
     25,000,000   Citigroup Global Market Holdings, Inc.               03/15/04        1.070          24,945,757
     25,120,000   City of Chicago, Illinois                            01/15/04        1.170          25,109,387
     43,550,000   Columbia University                                  02/02/04        1.070          43,509,874
     50,000,000   Credit Suisse First Boston Corp.                     01/22/04        1.075          49,970,139
     25,000,000   Danske Corp.                                         02/10/04        1.070          24,971,021
     49,500,000   Danske Corp.                                         07/12/04        1.220          49,177,920
     50,000,000   European Investment Bank                             02/05/04        1.060          49,949,944
     50,000,000   General Electric Capital Corp.                       02/17/04        1.130          49,927,805
     25,000,000   General Electric Capital Corp.                       02/27/04        1.100          24,957,222
     25,000,000   ING Funding LLC                                      01/15/04        1.060          24,990,431

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                   ANNUALIZED
                                                                                    YIELD ON
   PRINCIPAL                                                           MATURITY     DATE OF
    AMOUNT                                                               DATE       PURCHASE          VALUE
    ------                                                               ----       --------          -----
                  COMMERCIAL PAPER (CONTINUED)
$    50,000,000   ING Funding LLC                                      07/15/04        1.230%    $    49,666,875
     50,000,000   J.P. Morgan Chase & Co.                              02/13/04        1.070          49,937,583
     25,000,000   J.P. Morgan Chase & Co.                              03/19/04        1.080          24,942,250
     38,608,000   Kittyhawk Funding Corp.                              01/14/04        1.070          38,594,230
     75,000,000   Lehman Brothers, Inc.                                01/02/04        0.950          74,998,021
     50,000,000   Merrill Lynch & Co., Inc.                            01/21/04        1.050          49,972,292
     50,000,000   Morgan Stanley Dean Witter & Co.                     01/12/04        1.080          49,985,000
     25,250,000   Morgan Stanley Dean Witter & Co.                     01/16/04        1.070          25,239,493
     22,150,000   National Rural Utilities Cooperative
                  Finance Corp.                                        01/28/04        1.070          22,132,883
     15,800,000   Royal Bank of Scotland                               01/20/04        1.060          15,791,626
     15,550,000   Royal Bank of Scotland                               01/27/04        1.060          15,538,553
     50,000,000   Societe Generale                                     02/02/04        1.065          49,954,146
     25,000,000   Societe Generale                                     05/19/04        1.120          24,892,667
     50,000,000   Steamboat Funding Corp.                              01/12/04        1.110          49,984,583
     47,000,000   Toyota Motor Credit Corp.                            01/28/04        1.050          46,964,358
     50,000,000   UBS Finance, Ltd. (Delaware)                         02/17/04        1.055          49,932,597
     22,700,000   Variable Funding Capital Corp.                       01/09/04        1.080          22,695,233
     50,000,000   Variable Funding Capital Corp.                       01/26/04        1.090          49,963,667
                                                                                                 ---------------
                  TOTAL COMMERCIAL PAPER                                                           1,168,637,738
                                                                                                 ---------------
                  CORPORATE BONDS (3.4%)
     50,000,000   Abbey National Treasury Services, Plc.*              01/20/04        1.075          49,985,625
     44,935,000   Citigroup Global Market Holdings, Inc.               02/01/04        1.005          45,159,695
                                                                                                 ---------------
                  TOTAL CORPORATE BONDS                                                               95,145,320
                                                                                                 ---------------
                  U.S. GOVERNMENT AGENCY OBLIGATIONS (28.1%)
     45,000,000   Federal Farm Credit Bank*                            01/06/04        1.031          45,000,000
     90,000,000   Federal Farm Credit Bank*                            01/06/04        1.006          89,998,706
     25,000,000   Federal Farm Credit Bank                             10/08/04        1.250          24,756,944
     50,000,000   Federal Home Loan Bank                               01/21/04        1.065          49,971,895
     50,000,000   Federal Home Loan Bank*                              01/27/04        1.006          49,990,961

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                   ANNUALIZED
                                                                                    YIELD ON
   PRINCIPAL                                                           MATURITY     DATE OF
    AMOUNT                                                               DATE       PURCHASE          VALUE
    ------                                                               ----       --------          -----
                  U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
$    75,000,000   Federal Home Loan Mortgage Corp.*                    01/01/04        1.110%    $    74,983,686
     50,000,000   Federal Home Loan Mortgage Corp.                     09/20/04        1.240          49,548,778
     21,700,000   Federal National Mortgage Assoc.                     01/09/04        1.070          21,695,485
     63,500,000   Federal National Mortgage Assoc.                     02/02/04        1.060          63,442,038
     35,000,000   Federal National Mortgage Assoc.                     02/06/04        1.280          34,956,443
     50,000,000   Federal National Mortgage Assoc.                     07/07/04        1.190          49,690,931
     50,000,000   Federal National Mortgage Assoc.                     09/17/04        1.280          49,539,556
    100,000,000   Student Loan Marketing Assoc.*                       01/01/04        1.104         100,012,244
     75,000,000   Student Loan Marketing Assoc.*                       01/09/04        1.121          75,000,774
                                                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                           778,588,441
                                                                                                 ---------------
                  TIME DEPOSITS (8.9%)
     50,000,000   Bank of Montreal                                     01/02/04        0.970          50,000,000
     75,000,000   Rabobank Nederland NV                                01/02/04        0.970          75,000,000
    123,200,000   Wachovia Corp.                                       01/02/04        0.625         123,200,000
                                                                                                 ---------------
                  TOTAL TIME DEPOSITS                                                                248,200,000
                                                                                                 ---------------

TOTAL INVESTMENTS, AT AMORTIZED COST                                                    99.9%    $ 2,773,601,659
OTHER ASSETS IN EXCESS OF LIABILITIES                                                    0.1           3,339,741
                                                                                       -----     ---------------
NET ASSETS                                                                             100.0%    $ 2,776,941,400
                                                                                       =====     ===============

* VARIABLE RATE INSTRUMENT. INTEREST RATES CHANGE ON SPECIFIC DATES (SUCH AS A COUPON OR INTEREST PAYMENT DATE). THE YIELD SHOWN REPRESENTS THE DECEMBER 31, 2003 COUPON RATE.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003 (UNAUDITED)
(EXPRESSED IN U.S. DOLLARS)

ASSETS:
  Investments, at amortized cost                                 $ 2,773,601,659
  Cash                                                                    57,162
  Interest receivable                                                  3,710,018
  Prepaid expenses                                                        45,866
                                                                 ---------------
      TOTAL ASSETS                                                 2,777,414,705
                                                                 ---------------

LIABILITIES:
  Payables for:
    Investment advisory fees                                             253,113
    Administrative fees                                                   88,590
    Custody fees                                                          82,705
    Professional fees                                                     20,079
    Board of Trustees' fees                                               11,665
    Accrued expenses and other liabilities                                17,153
                                                                 ---------------
      TOTAL LIABILITIES                                                  473,305
                                                                 ---------------

NET ASSETS                                                       $ 2,776,941,400
                                                                 ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)
(EXPRESSED IN U.S. DOLLARS)

NET INVESTMENT INCOME:
  INCOME:
  Interest                                                       $    18,262,516
                                                                 ---------------
  EXPENSES:
    Investment advisory fees                                           1,631,938
    Administrative fees                                                  571,178
    Custody fees                                                         233,954
    Board of Trustees' fees                                               43,256
    Professional fees                                                     22,158
    Miscellaneous expenses                                                82,329
                                                                 ---------------
      TOTAL EXPENSES                                                   2,584,813
      Fees paid indirectly                                                  (665)
                                                                 ---------------
      NET EXPENSES                                                     2,584,148
                                                                 ---------------
  NET INVESTMENT INCOME                                          $    15,678,368
                                                                 ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (EXPRESSED IN U.S. DOLLARS)

                                                                  FOR THE SIX
                                                                  MONTHS ENDED          FOR THE
                                                                DECEMBER 31, 2003      YEAR ENDED
                                                                   (UNAUDITED)       JUNE 30, 2003
                                                                -----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  From Operations:
    Net investment income                                        $    15,678,368    $    46,985,348
                                                                 ---------------    ---------------
  Capital Transactions:
    Proceeds from contributions                                    4,564,903,994     11,833,968,310
    Value of withdrawals                                          (5,225,305,957)   (11,332,869,201)
                                                                 ---------------    ---------------
      Net increase (decrease) in net assets resulting
        from capital transactions                                   (660,401,963)       501,099,109
                                                                 ---------------    ---------------
      Total increase (decrease) in net assets                       (644,723,595)       548,084,457

NET ASSETS:
  Beginning of year                                                3,421,664,995      2,873,580,538
                                                                 ---------------    ---------------
  END OF PERIOD                                                  $ 2,776,941,400    $ 3,421,664,995
                                                                 ===============    ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS (EXPRESSED IN U.S. DOLLARS)

                                       FOR THE SIX
                                      MONTHS ENDED                            FOR THE YEARS ENDED JUNE 30,
                                    DECEMBER 31, 2003  -----------------------------------------------------------------------
                                       (UNAUDITED)        2003           2002           2001           2000           1999
                                    -----------------  -----------    -----------    -----------    -----------    -----------
Total return                              0.49%               1.44%          2.47%          5.95%          5.70%          5.11%

Ratios/Supplemental data:
  Net assets, end of year
    (000's omitted)                $ 2,776,941         $ 3,421,665    $ 2,873,581    $ 2,358,010    $ 1,602,484    $ 1,075,162
  Expenses as a percentage of
    average net assets:
  Net expenses paid by Portfolio          0.16%(1)            0.15%          0.16%          0.15%          0.21%          0.21%
  Expense offset arrangement              0.00%(1),(2)        0.00%(2)       0.00%(2)       0.01%             -              -
                                   -----------         -----------    -----------    -----------    -----------    -----------
  Total expenses                          0.16%(1)            0.15%          0.16%          0.16%          0.21%          0.21%
  Ratio of net investment income
    to average net assets                 0.96%(1)            1.40%          2.39%          5.64%          5.60%          4.98%

----------
(1) ANNUALIZED.
(2) AMOUNT IS LESS THAN 0.01%.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (UNAUDITED)
(EXPRESSED IN U.S. DOLLARS)

1. ORGANIZATION AND ACCOUNTING POLICIES. BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 15, 1993. The Fund commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

   The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

   B. INTEREST INCOME. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to date of maturity.

   C. FEDERAL INCOME TAXES. The Portfolio is treated as a partnership for federal income tax purposes and its operations are conducted in such a way that is it not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At December 31, 2003, the cost of investments for federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

   D. OTHER. Investment transactions are accounted for on a trade date basis. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Portfolio's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the six months ended December 31, 2003, the Portfolio incurred $1,631,938 for advisory services.

   ADMINISTRATIVE FEES. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a subadministration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2003, the Portfolio incurred $571,178 for administrative services.

   BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the six months ended December 31, 2003, the Portfolio incurred $43,256 for the Trustees' fees.

   CUSTODY FEES. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended December 31, 2003, the Portfolio incurred $233,954 for custody services. These fees were reduced by $665 as a result of an expense offset arrangement with the Portfolio's custodian.

ITEM 2.  CODE OF ETHICS.

(a) As of December 31, 2003 the registrant has adopted a code of ethics that applies to the principle executive officer, principle financial officer, and principle accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

a) The Fund's board has designated two members of the audit committee as financial experts.
b) The independent audit committee members
 Arthur Miltenberger and David Feldman
are the designated audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
(a)  The Fund has a separately designated audit committee.    The members of
the audit committee are:  Eugene P. Beard , Richard Carpenter,
David P. Feldman, J. Angus Ivory, Alan G. Lowy and Arthur D. Miltenberger,


ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

I, John A. Nielsen, certify that:

1. I have reviewed this report on Form N-CSR of BBH Common Settlement Fund II, Inc. ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

	a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a.  all significant deficiencies in the
 design or operation of internal controls which could adversely affect the registrant's ability to
record, process, summarize, and report
 financial data and have identified for
the registrant's auditors any material
 weaknesses in
internal controls; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: February 29, 2004

/s/ John A. Nielsen
_______________________________________
John A. Nielsen
President - Principal Executive Officer



I, Michael D. Martins, certify that:

1. I have reviewed this report on Form N-CSR of BBH Common Settlement Fund II, Inc. ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under
which such statements were made, not misleading with
 respect to the period
covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: February 29, 2004


/s/ Michael D. Martins
_______________________________________
Michael D. Martins
Treasurer - Principal Financial Officer



                          SECTION 906 CERTIFICATION

Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of BBH Common Settlement Fund II, Inc. ("registrant"), hereby certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended 12/31/03 (the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects,the financial condition and results of operations of the Registrant.


Dated: February 29, 2004


/s/ John A. Nielsen
____________________________________________
John A. Nielsen
Title: President, Principal Executive Officer



Dated: February 29, 2004


/s/ Michael D. Martins
____________________________________________
Michael D. Martins
Title: Treasurer, Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   BBH Common Settlement Fund II, Inc.
             -------------------------------------


By (Signature and Title)* /s/ John A. Nielsen
                           -----------------------------------------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)
Date:  February 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/ Michael D. Martins
                          ------------------------------------------------------
                          Michael D. Martins, Treasurer
                          (Principal Financial Officer)

Date:  February 29, 2004


* Print name and title of each signing officer under his or her signature.